Non-GAAP Adjustments and Non-GAAP Results	6 Months Ended
Jun. 30, 2021
Non GAAP Adjustments And Non GAAP Results [Abstract]
Non-GAAP adjustments and Non-GAAP results

1.Non-GAAP adjustments and Non-GAAP results

	Six months ended
	30-Jun-20	30-Jun-21
	US$‘000’	US$‘000’
None -GAAP adjusted (loss)/profit before income tax expense	(1,263)	(1,906)

The add-back adjustment was mainly associated with share-based compensation expenses of $17.9 million.